OTHER RESERVES - Schedule of Merger Reserve (Details) - Hedges of net investment in foreign operations - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Merger reserve
At 1 January	£ 7,149	£ 7,763	£ 7,763
Redemption of preference shares (note 40)	0	(614)	0
At 31 December	£ 7,149	£ 7,149	£ 7,763